Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,930,325	$ 600,576
Accounts receivable	118,100	297,407
Deposits with credit card processor	87,237	87,237
Prepaid expenses and other current assets	153,374	118,196
Total current assets	2,289,036	1,103,416
Operating lease right of use asset, net	219,739	332,615
Goodwill		334,000
Intangible assets, net		860,030
Total assets	2,508,775	2,630,061
Current liabilities:
Accounts payable	976,605	976,845
Accrued expenses	627,623	453,595
Accrued payroll and advances - related party		78,000
Deferred revenue	230,405
Acquisition obligation	77,092	118,006
Government assistance notes payable, current portion	11,115
Operating lease liability, current portion	110,499	100,856
Convertible notes payable		400,000
Convertible debt assumed upon reverse merger, including accrued interest of $11,537 and $11,137 at December 31, 2021 and 2020, respectively	31,537	31,137
Bridge notes payable, including accrued interest of $25,624 at December 31, 2020		328,771
Total current liabilities	2,064,876	2,487,210
Operating lease liability, net of current portion	111,597	222,095
Acquisition note payable, including accrued interest of $162,300 and $73,973 at December 31, 2021 and 2020, respectively	1,662,300	1,573,973
Government assistance notes payable, including accrued interest of $25,321 and $9,942 at December 31, 2021 and 2020, respectively, net of current portion	1,689,741	952,142
Total liabilities	5,528,514	5,235,420
Commitments and Contingencies
Stockholders' deficiency:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value, 750,000,000 shares authorized; 12,879,428 and 11,217,324 shares issued and outstanding at December 31, 2021 and 2020, respectively	12,880	11,218
Additional paid-in-capital	56,875,273	52,300,092
Common stock issuable, 383,343 shares	383,343	383,343
Accumulated deficit	(60,291,235)	(55,300,012)
Total stockholders' deficiency	(3,019,739)	(2,605,359)
Total liabilities and stockholders' deficiency	$ 2,508,775	$ 2,630,061